Investment in airport concessions (Tables)	12 Months Ended
Dec. 31, 2019
Investment in airport concessions
Schedule of carrying value and changes in concessioned assets

	December 31,
	2019		2018		2017
Projects completed and in operation:
Airport concessions	Ps.	605,643	Ps.	605,643	Ps.	605,643
Rights to use airport facilities		3,356,762		3,356,762		3,356,762
Improvements to concessioned assets (see note 15)		7,331,450		6,165,810		4,878,774
Improvements to concessioned assets in progress		624,063		834,868		980,400
Accumulated amortization		(2,650,807)		(2,396,427)		(2,173,162)
	Ps.	9,267,111	Ps.	8,566,656	Ps.	7,648,417

The changes in investment in concessions are as follows:

	December 31,
	2019		2018		2017
Investment in airport concessions
Beginning balance	Ps.	10,963,084	Ps.	9,821,579	Ps.	8,495,121
Increase		954,835		1,141,505		1,326,458
Ending balance		11,917,919		10,963,084		9,821,579
Amortization of airport concessions:
Beginning balance		(2,396,427)		(2,173,162)		(1,981,607)
Increase		(254,380)		(223,266)		(191,555)
Ending balance		(2,650,807)		(2,396,427)		(2,173,162)
Net investment in airport concessions	Ps.	9,267,111	Ps.	8,566,656	Ps.	7,648,417